INCOME TAX - Components of income tax provision (Details) - USD ($)	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Change in valuation allowance				$ 3,681,000
Current				0	$ 0
Deferred				0	0
Income Tax Expense (Benefit), Total				$ 0	0
Tailwind Acquisition Corp [Member]
Deferred		$ (59,200)			(1,144,921)
Change in valuation allowance		59,200			1,144,921
Federal and state net operating loss		13,199			93,186
Income Tax Expense (Benefit), Total	$ 162,329	$ 0	$ 279,345		$ 0